Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Acquired Intangible Assets

10. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The intangible assets acquired from the Company’s acquisition of FCI and Centronix in 2007 are as follows:

	December 31
	2012				2013
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Core technology	15,809	(4,474)	(11,335)	0	15,809	(4,474)	(11,335)	0
Customer relationship	8,325	0	(8,325)	0	8,325	0	(8,325)	0
Order backlog	1,243	0	(1,243)	0	1,243	0	(1,243)	0

Total	25,377	(4,474)	(20,903)	0	25,377	(4,474)	(20,903)	0

No impairment losses were recognized in 2011, 2012 and 2013. Amortization expense of acquisition-related intangible assets was US$694 thousand, nil and nil thousand for the years ended December 31, 2011, 2012 and 2013, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually and whenever events or circumstances occur which indicate that goodwill might be impaired. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. If the carrying amount of the reporting unit exceeds its implied fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any. The Company performed its annual impairment test on November 30. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 was US$66,300 thousand. The Company’s fiscal 2011, 2012 and 2013 impairment test concluded there was no impairment. In October 2011, the Company purchased BTL’s assets and assumed US$156 thousand of goodwill. Total goodwill was US$35,472 thousand and US$35,474 thousand as of December 31, 2012 and 2013, respectively.